Liquidity (Details Narrative)				12 Months Ended
	Feb. 16, 2024 SGD ($) shares	Oct. 06, 2023 shares	Mar. 23, 2023 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Feb. 16, 2024 $ / shares	Feb. 02, 2024	Dec. 31, 2023 SGD ($)	May 26, 2023	Apr. 19, 2023
Subsidiary, Sale of Stock [Line Items]
Net cash provided by used in operating activities				$ 3,679,937	$ 4,854,939	$ 3,106,317	$ 1,812,064
Working capital deficit				1,309,898	1,728,148
Cash and cash equivalents				$ 145,386						$ 191,807
Stock Issued During Period, Shares, New Issues		171,384	2,800,000
Stock Issued During Period, Value, New Issues | $					$ 11,234,403		$ 4,710,000
Loan term												5 years
Interest rate											5.00%	7.50%
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Loan term									5 years
Interest rate									7.50%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			2,800,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	3,555,555
Share Price | $ / shares								$ 1.35
Stock Issued During Period, Value, New Issues | $	$ 4,800,000